Inventories - Schedule of Movement in Impairment Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Opening loss allowance	¥ 1,181	¥ 14,409
Reversal of losses, net	(1,181)	(10,687)
Disposal of subsidiaries	0	(2,541)
Closing loss allowance	0	1,181
Included in inventories per balance sheet	0	0
Included in assets classified as held for sale	¥ 0	¥ 1,181